RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2024
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

11.    RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

Information related to operating and finance leases is as follows:

	December 31, 2024				December 31, 2023
	Operating Leases		Finance Leases		Operating Leases		Finance Leases
Incremental borrowing or implicit rate (weighted average)	13.10%		10.73%		11.83%		10.37%
Weighted average remaining lease term	11.82	yrs	5.04	yrs	12.12	yrs	4.76	yrs

11.    RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Continued)

The maturities of the contractual lease liabilities as of December 31, 2024 are as follows:

	Operating Leases	Finance Leases	Total
2025	$41,554	$7,044	$48,598
2026	42,105	5,041	47,146
2027	41,334	3,897	45,231
2028	40,853	3,058	43,911
2029	39,420	2,213	41,633
2030 and beyond	311,330	4,499	315,829
Total undiscounted lease liabilities	516,596	25,752	542,348
2025 Tenant allowance	(19,388)	–	(19,388)
Impact of discounting	(305,843)	(5,706)	(311,549)
Total present value of minimum lease payments	$191,365	$20,046	$211,411

In June 2022, the Company closed on a real estate financing transaction resulting in $27,599 of cash proceeds for the sale and simultaneous leaseback of a cultivation facility. The transaction included a construction financing allowance of up to $14,187. Control was never transferred to the buyer-lessor because the transaction did not qualify for sale-leaseback treatment. On April 5, 2024, the Company amended the lease, terminating the option to repurchase the facility at the end of the lease term. This amendment was accounted for as a lease modification that resulted in the reclassification of the lease from a finance to an operating lease. As a result, the Company divested $35,804 of machinery, building and improvements and $510 of land and derecognized the construction finance liability of $39,176. The Company recognized a gain of $2,862 recorded within gain on sale of assets on the statements of operations. The resulting lease was recorded as an operating lease and resulted in a lease liability of $35,034 and a right-of-use (“ROU”) asset of $34,428.

On June 10, 2024, the Company closed on a real estate financing transaction for a 16-acre property, encompassing 145,000 square feet of industrial space located in Florida. The lease has a tenure of 15 years, with an option to extend for an additional 10-year term. The agreement includes a $30,000 tenant improvement allowance to be allocated towards enhancements to the facility. The tenant allowance is reimbursed when the related expense is incurred. The lease was recorded as an operating lease by using the rate implicit in the lease of 19.47% and resulted in a lease liability of $2,863 and an ROU asset of $2,569, with the tenant improvement allowance expected to increase the lease liability as incurred.

11.    RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Continued)

On November 20, 2024, the Company completed a sale and lease back transaction to sell real estate in Massachusetts for a purchase price of $3,000. The Company leased back the facilities and continues to operate and manage them under a long-term agreement. The transaction qualified for sale-leaseback treatment under ASC 842. As a result of the sale, the Company derecognised of $4,615 of buildings and improvements, and $5,079 of land. The Company recognized a loss on sale related to the transaction of $6,694 which was recorded within loss on sale of assets on the consolidated statements of operations. The lease was recorded as an operating lease and resulted in a lease liability of $2,565 and an ROU asset of $2,563.

Payments related to capitalized leases during the years ended December 31, 2024 and 2023, are as follows:

	Year Ended
	December 31, 2024	December 31, 2023
Lease liabilities - operating
Lease liabilities - operating expense, COGS	$15,187	$8,783
Lease liabilities - operating expense, G&A	18,307	16,366
Lease liabilities - finance
Amortization of right-of-use assets, COGS	6,988	6,913
Amortization of right-of-use assets, G&A	139	165
Interest on lease liabilities - finance, COGS	2,407	3,017
Interest on lease liabilities - finance, G&A	23	37
Total lease expense	$43,051	$35,281

As of December 31, 2024 and 2023, the Company concluded that the carrying amount of certain ROU operating assets exceeded the fair value and recorded an impairment loss of $3,169 and $1,462, respectively.